Investment properties (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Investment properties	$ 1,727	$ 27,290
Monetary benefits corresponding to barter transaction		5
Non-monetary benefits corresponding to barter transaction		$ 541
Investment properties, description	For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 116.94 (corresponding to the year ended June 30, 2022) and arriving at ARS 376.56. In the long term, a nominal devaluation rate of 27.5% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 44.1% (corresponding to the year ended June 30, 2022) and stabilizes at 30.0% after 5 years.	For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 86.21 (corresponding to the year ended June 30, 2021) and arriving at ARS 243.89. In the long term, a nominal devaluation rate of 21.1% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 47.9% (corresponding to the year ended June 30, 2021) and stabilizes at 23.2% after 5 years	For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 48.47 (corresponding to the year ended June 30, 2020) and arriving at ARS 72.16. In the long term, a nominal devaluation rate of 5.7% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 44.5% (corresponding to the year ended June 30, 2020) and stabilizes at 8% after 5 years
Net realized gain from fair value adjustment of investment properties	$ 10,821	$ 1,703	$ 0
La Malteria SA [Member]
Statement [Line Items]
Investment properties, deconsolidation		296
Boston Tower [Member]
Statement [Line Items]
Sale of property	5,434
Net gain / (loss) from fair value adjustment	1,071	6,506
Bouchard [Member]
Statement [Line Items]
Sale of property	5,368
Net gain / (loss) from fair value adjustment	470	5,837
Garages [Member]
Statement [Line Items]
Sale of property	19
Net gain / (loss) from fair value adjustment	15	34
200 Della Paolera [Member]
Statement [Line Items]
Sale of property		861
Net realized gain from fair value adjustment of investment properties		861
Caballito Ferro [member]
Statement [Line Items]
Net realized gain from fair value adjustment of investment properties		$ 139	$ 407
La Malteria [Member]
Statement [Line Items]
Investment properties	2,544
Gav - Yam [Member]
Statement [Line Items]
Investment properties	$ 234,081